NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of Future Minimum Lease Receipts (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
NET INVESTMENT IN DIRECT FINANCING LEASES
Within 1 year	$ 332,802	$ 377,696
2 years	41,764	117,869,926
3 years	101,782,289	7,847,263
4 years	14,659,311	1,733,007
5 years	6,076,992	0
Total minimum finance lease receivables	$ 122,893,158	$ 127,827,892